Note 17 - Net Earnings (Loss) Attributable To Company	12 Months Ended
Dec. 31, 2011
Additional Financial Information Disclosure Earnings Attributable To Company [Text Block]
17.	Net earnings (loss) attributable to Company

The following table sets out the net earnings (loss) attributable to the Company’s common shareholders:

	2011	2010	2009
Amounts attributable to the Company:
Net earnings (loss) from continuing operations	$74,110	$13,564	$(44,373)
Net loss from discontinued operations	-	-	(481)
Net earnings (loss)	74,110	13,564	(44,854)
Preferred share dividends	9,971	10,101	10,101
Net earnings (loss) attributable to common shareholders	$64,139	$3,463	$(54,955)